Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 31.6	€ 22.5	€ 13.5
Other tax (principally air passenger duty in various countries)	693.9	697.9	472.1
Total indirect tax and duties	€ 725.5	€ 720.4	€ 485.6